T. ROWE PRICE Blue Chip Growth Portfolio
March 31, 2024 (Unaudited)

Portfolio of
Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 97.3%
COMMUNICATION
SERVICES 15.1%
Entertainment 1.8%
Netflix (1) 58,057 35,260
Sea, ADR (1) 87,449 4,697
39,957
Interactive Media &
Services 12.4%
Alphabet, Class A (1) 198,809 30,006
Alphabet, Class C (1) 884,088 134,611
Meta Platforms, Class A 222,064 107,830
272,447
Wireless Telecommunication
Services 0.9%
T-Mobile U.S. 119,165 19,450
19,450
Total Communication Services 331,854
CONSUMER
DISCRETIONARY 14.1%
Automobiles 1.5%
Tesla (1) 183,049 32,178
32,178
Broadline Retail 8.4%
Amazon.com (1) 1,019,762 183,945
183,945
Hotels, Restaurants &
Leisure 2.2%
Booking Holdings 5,016 18,198
Chipotle Mexican Grill (1) 7,826 22,748
DoorDash, Class A (1) 51,271 7,061
48,007
Specialty Retail 1.5%
Carvana (1)(2) 115,185 10,126
Ross Stores 86,850 12,746
TJX 92,272 9,358
32,230
Textiles, Apparel & Luxury
Goods 0.5%
Lululemon Athletica (1) 16,990 6,637
NIKE, Class B 47,352 4,450
11,087
Total Consumer Discretionary 307,447
CONSUMER STAPLES 1.3%
Consumer Staples Distribution &
Retail 0.6%
Dollar General 88,630 13,832
13,832
Food Products 0.2%
Mondelez International, Class A 75,600 5,292
Shares/Par $ Value
(Cost and value in $000s)
‡
5,292
Household Products 0.5%
Colgate-Palmolive 60,600 5,457
Procter & Gamble 31,200 5,062
10,519
Total Consumer Staples 29,643
ENERGY 0.3%
Energy Equipment &
Services 0.3%
Schlumberger 133,680 7,327
Total Energy 7,327
FINANCIALS 9.3%
Capital Markets 1.6%
Charles Schwab 104,664 7,571
Goldman Sachs Group 13,122 5,481
Morgan Stanley 98,316 9,257
MSCI 3,864 2,166
S&P Global 24,021 10,220
34,695
Financial Services 6.1%
Adyen (EUR) (1) 3,466 5,855
ANT Group, Acquisition Date:
8/14/23
, Cost $1,014
(1)(3)(4) 1,013,813 1,022
Fiserv (1) 31,925 5,102
Mastercard, Class A 116,330 56,021
Visa, Class A 236,766 66,077
134,077
Insurance 1.6%
Chubb 85,434 22,138
Marsh & McLennan 62,553 12,885
35,023
Total Financials 203,795
HEALTH CARE 11.7%
Health Care Equipment &
Supplies 2.3%
Align Technology (1) 4,559 1,495
Intuitive Surgical (1) 84,310 33,647
Stryker 36,479 13,055
Teleflex 11,108 2,512
50,709
Health Care Providers &
Services 3.4%
Elevance Health 16,727 8,674
Humana 25,223 8,745
UnitedHealth Group 116,756 57,759
75,178
Health Care Technology 0.2%
Veeva Systems, Class A (1) 21,252 4,924
4,924

T. ROWE PRICE Blue Chip Growth Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Life Sciences Tools &
Services 1.7%
Danaher 51,927 12,967
Thermo Fisher Scientific 42,402 24,645
37,612
Pharmaceuticals 4.1%
AstraZeneca, ADR 66,687 4,518
Eli Lilly 96,513 75,083
Zoetis 56,927 9,633
89,234
Total Health Care 257,657
INDUSTRIALS & BUSINESS
SERVICES 2.3%
Aerospace & Defense 0.3%
TransDigm Group 4,816 5,932
5,932
Commercial Services &
Supplies 0.3%
Cintas 6,092 4,185
Veralto 17,309 1,535
5,720
Ground Transportation 0.4%
Old Dominion Freight Line 36,904 8,094
8,094
Industrial Conglomerates 1.3%
General Electric 77,341 13,576
Roper Technologies 26,431 14,823
28,399
Total Industrials & Business Services 48,145
INFORMATION
TECHNOLOGY 41.6%
Electronic Equipment,
Instruments & Components 0.3%
TE Connectivity 43,805 6,362
6,362
IT Services 1.2%
MongoDB (1) 27,374 9,817
Shopify, Class A (1) 160,608 12,394
Snowflake, Class A (1) 21,286 3,440
25,651
Semiconductors & Semiconductor
Equipment 13.1%
Advanced Micro Devices (1) 91,352 16,488
ASML Holding 29,242 28,379
Lam Research 4,211 4,091
Monolithic Power Systems 17,957 12,164
NVIDIA 239,354 216,271
Taiwan Semiconductor
Manufacturing, ADR 61,895 8,421
Texas Instruments 18,415 3,208
289,022
Shares/Par $ Value
(Cost and value in $000s)
‡
Software 19.4%
Atlassian, Class A (1) 30,900 6,029
BILL Holdings (1) 52,017 3,575
Canva, Acquisition Date: 8/16/21 -
12/17/21
, Cost $2,456
(1)(3)(4) 1,441 1,537
Confluent, Class A (1) 95,240 2,907
Crowdstrike Holdings, Class A (1) 16,644 5,336
Datadog, Class A (1) 32,257 3,987
Fortinet (1) 24,029 1,641
Gusto, Acquisition Date: 10/4/21
,
Cost $805
(1)(3)(4) 27,971 430
Intuit 36,549 23,757
Microsoft 718,623 302,339
ServiceNow (1) 65,141 49,663
Synopsys (1) 45,274 25,874
427,075
Technology Hardware, Storage &
Peripherals 7.6%
Apple 978,948 167,870
167,870
Total Information Technology 915,980
MATERIALS 0.9%
Chemicals 0.9%
Linde 22,308 10,358
Sherwin-Williams 28,376 9,856
Total Materials 20,214
UTILITIES 0.7%
Electric Utilities 0.7%
Constellation Energy 85,445 15,795
Total Utilities 15,795
Total Common Stocks (Cost
$680,287) 2,137,857
CONVERTIBLE PREFERRED STOCKS 0.2%
INFORMATION
TECHNOLOGY 0.2%
Software 0.2%
Canva, Series A, Acquisition Date:
11/4/21 - 12/17/21, Cost $157 (1)
(3)(4) 92 98
Canva, Series A-3, Acquisition Date:
11/4/21 - 12/17/21, Cost $17 (1)(3)
(4) 10 11
Databricks, Series G, Acquisition
Date: 2/1/21, Cost $742 (1)(3)(4) 12,546 922
Databricks, Series H, Acquisition
Date: 8/31/21, Cost $2,305 (1)(3)(4) 31,368 2,306
Databricks, Series I, Acquisition
Date: 9/14/23, Cost $354 (1)(3)(4) 4,817 354

T. ROWE PRICE Blue Chip Growth Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Gusto, Series E, Acquisition Date:
7/13/21, Cost $1,126 (1)(3)(4) 37,063 570
Total Information Technology 4,261
Total Convertible Preferred Stocks
(Cost $4,701) 4,261
CORPORATE BONDS 0.2%
Carvana, 12.00%, 12/1/28, (12.00%
PIK) (5)(6) 919,669 899
Carvana, 13.00%, 6/1/30, (13.00%
PIK) (5)(6) 1,385,463 1,354
Carvana, 14.00%, 6/1/31, (14.00%
PIK) (5)(6) 1,646,728 1,655
Total Corporate Bonds (Cost
$3,472) 3,908
SHORT-TERM INVESTMENTS 0.7%
Money Market Funds 0.7%
T. Rowe Price Government Reserve
Fund, 5.39% (7)(8) 14,390,494 14,390
Total Short-Term Investments
(Cost $14,390) 14,390
SECURITIES LENDING COLLATERAL 0.3%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 0.3%
Money Market Funds 0.3%
T. Rowe Price Government Reserve
Fund, 5.39% (7)(8) 7,337,473 7,337
Total Investments in a Pooled
Account through Securities
Lending Program with State Street
Bank and Trust Company 7,337
Total Securities Lending Collateral
(Cost $7,337) 7,337
Total Investments in
Securities 98.7%
(Cost $710,187) $ 2,167,753
Other Assets Less Liabilities 1.3% 29,546
Net Assets 100.0% $ 2,197,299
‡
Shares/Par are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2)
All or a portion of this security is on loan at March 31, 2024.
(3)
Level 3 in fair value hierarchy.
(4)
Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities.
Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $7,250 and represents 0.3% of net assets.

T. ROWE PRICE Blue Chip Growth Portfolio

.
(5) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(6)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $3,908 and represents
0.2% of net assets.
(7) Seven-day yield
(8) Affiliated Companies
ADR American Depositary Receipts
EUR Euro
PIK Payment-in-kind

T. ROWE PRICE Blue Chip Growth Portfolio

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.39% $ — $ — $ 106++
Totals $ —# $ — $ 106+
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
03/31/24
T. Rowe Price Government Reserve Fund, 5.39% $ 12,183  ¤  ¤ $ 21,727
Total $ 21,727^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $106 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $21,727.

T. ROWE PRICE Blue Chip Growth Portfolio
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Blue Chip Growth Portfolio (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of
Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security.
Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation
Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation
Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.

T. ROWE PRICE Blue Chip Growth Portfolio

Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity;
or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the
Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 2,129,013 $ 5,855 $ 2,989 $ 2,137,857
Convertible Preferred Stocks — — 4,261 4,261
Corporate Bonds — 3,908 — 3,908
Short-Term Investments 14,390 — — 14,390
Securities Lending Collateral 7,337 — — 7,337
Total $ 2,150,740 $ 9,763 $ 7,250 $ 2,167,753

T. ROWE PRICE Blue Chip Growth Portfolio

These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund's overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
E307-054Q1 03/24